STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2023	May 17, 2023	May 15, 2023	Apr. 19, 2023	Apr. 18, 2023	Apr. 14, 2023	Feb. 10, 2023	Jan. 04, 2023	Dec. 29, 2022	Nov. 28, 2022	Sep. 08, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 15, 2022	Feb. 18, 2022	Jun. 04, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2023	Dec. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares												6,081,484	6,081,484			8,522,125
Shares issued for conversion of debt, value												$ 1,467,000	$ 1,467,000			$ 1,101,846
New issues, shares			114,286		78,125		156,250	93,750
Conversion price																				$ 0.13
Interest receivable																	$ 181,548	$ 181,548		$ 134,581	$ 85,685
Number of common stock issued in exchange of cashless exercise, shares																				4,139,503
Common stock, shares, issued																	132,035,294	132,035,294	0	123,252,235	110,840,998	123,252,235
Common stock, shares, outstanding																	132,035,294	132,035,294	0	123,252,235	110,840,998	123,252,235
Weighted average exercise price																				$ 0.48
Warrants outstanding, aggregate intrinsic value																				$ 107,014
Common stock, shares authorized																	300,000,000	300,000,000		300,000,000	300,000,000
Preferred stock, shares authorized																	50,000,000	50,000,000		50,000,000	50,000,000
Preferred Stock, Shares Issued
Stock issued value			$ 40,000		$ 25,000		$ 50,000	$ 30,000									$ 50,200			$ 45,840	$ 148,070
Share price			$ 0.32		$ 0.32		$ 0.32	$ 0.32
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrent awarded, shares																				492,030
Warrent awarded																				$ 190,335
Warrent retired, shares																				22,000
Warrent retired																				6,763
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)																		4 years 4 months 24 days		4 years 1 month 6 days
Warrants outstanding, aggregate intrinsic value																				$ 107,014
Common Stock Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																	$ 0.436	$ 0.436	$ 0.16
Number of warrants issued																	800,000	800,000	264,060
Warrant term																	5 years	5 years	5 years
Warrant exercise price																	$ 0.20	$ 0.20	$ 0.25
Fair value of warrants issued																	$ 348,637	$ 348,637	$ 42,250
Stock Plan 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares awarded																				716,000
Average cost per share																				$ 0.25
Share based compensation																				$ 178,676
Stock Plan 2010 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares awarded																				7,704,909
Average cost per share																				$ 0.07
Two Thousand Ten And Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																				$ 557,422
Two Thousand Ten Stock Option Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options awarded, shares																				0	135,000
Stock options forfieted																				144,000
Stock granted during period value share based compensation																					$ 14,490
2021 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares																			114,000
Shares issued for conversion of debt, value																			$ 51,990
Conversion price																			$ 0.46
Stock options awarded, shares				4,000														0	0
Stock options forfieted																		96,000	48,000
Stock granted during period value share based compensation				$ 1,790
Four Outstanding Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued in exchange of cashless exercise, shares											4,139,503
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares									93,750	156,250				1,400,000
Shares issued for conversion of debt, value									$ 30,000	$ 50,000				$ 600,000
Conversion price									$ 0.32	$ 0.32				$ 0.43
Joint Venture Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
New issues, shares																					4,754,552
Conversion price																							$ 0.2945
Two Consultants [Member] | 2021 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options awarded, shares															100,000
Stock granted during period value share based compensation															$ 16,000
Supplier Invoice [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
New issues, shares						137,656
Stock issued value						$ 44,050
Share price						$ 0.32
Officers [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
New issues, shares						6,763,562
Stock issued value						$ 2,164,340
Share price						$ 0.32
Two Convertible Notes [Member] | Two Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares																930,864
Shares issued for conversion of debt, value																$ 121,042
Three Convertible Notes [Member] | Three Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares																7,591,261
Shares issued for conversion of debt, value																$ 986,864
Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares	803,292	522,138										6,081,484
Shares issued for conversion of debt, value	$ 104,428	$ 67,878										$ 1,467,000
Conversion price	$ 0.13	$ 0.13										$ 0.25	$ 0.25
Interest receivable												$ 53,371	$ 53,371